Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	40 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years